Deposits - Summary of Deposit Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
Disclosure of deposits [line items]
Total deposits	$ 1,033,323	$ 1,011,885
U.S. dollars [member]
Disclosure of deposits [line items]
Total deposits	355,000	347,500
British pounds [member]
Disclosure of deposits [line items]
Total deposits	30,500	31,900
Euro [member]
Disclosure of deposits [line items]
Total deposits	41,800	46,600
Other currencies [member]
Disclosure of deposits [line items]
Total deposits	$ 28,100	$ 33,400